COMMITMENTS AND CONTINGENCIES	6 Months Ended
Jun. 30, 2013
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES
15. COMMITMENTS AND CONTINGENCIES

(1) Commitments

Rental Agreements

The Company has entered into office and warehouse rental agreements with a related party, Terra Stabile A.E. (“Terra Stabile”), which is controlled by Michail Zolotas, the Company’s Chairman, Chief Executive Officer and member of the Company’s Board of Directors, at a monthly rate of approximately €17,400 ($22,600) for the next two years from €27,200 ($35,400), according to the original terms and as amended on January 1, 2013. These rental agreements vary in duration-the longest agreement will expire in April 2022.

In addition, on January 1, 2013, the Company entered into two six-month lease agreements with Terra Norma A.E., which is also controlled by Mr. Zolotas in relation to office parking space for a monthly aggregate rate of approximately €2,400 ($3,100).

The committed rent payments to Terra Stabile as of June 30, 2013 were:

December 31, 2013	$136
December 31, 2014	273
December 31, 2015	481
December 31, 2016	489
December 31, 2017	496
Thereafter	2,044
$3,919

Coal Sale Purchase Agreements (Purchase Agreements)

As of December 31, 2012, New Lead JMEG LLC, a joint venture affiliate of the Company entered into two Sale Purchase Agreements with a third party to purchase thermal coal (used in power plants for electricity generation and other industrial uses) from Kentucky, USA. The commencement period of the agreements, which were revised on March 17, 2013, is considered to be the first shipment of coal, which is expected to take place during the fourth quarter of 2013 or as otherwise agreed.

The commitments as of June 30, 2013 were:

BTU	Year	Amount
12,300	1	$47,028
12,300	2	64,350
12,300	3	64,350
12,300	4	64,350
12,300	5	64,350
		304,428
10,800	1	40,154
10,800	2	54,945
10,800	3	54,945
10,800	4	54,945
10,800	5	54,945
		259,934
		$564,362

Coal Sale Purchase Agreements (Sale Agreements)

During 2012, New Lead JMEG LLC entered into a Sale Purchase Agreement with a third party to supply approximately $69,420 of thermal coal, located in Kentucky, USA, which is subject to a variation of 10% in agreed tonnage supply. The commencement period of the agreement, which was revised on August 27, 2013, is considered to be the first shipment of coal which is expected to commence during the fourth quarter of 2013 or as otherwise agreed.

In January and February 2013, New Lead JMEG LLC also entered into three Sale Purchase Agreements with two third parties to supply approximately $806,100 of thermal coal, which are subject to a variation of 5-10% in agreed tonnage supply, located in Kentucky, USA. In May and July 2013, New Lead JMEG LLC received notices of termination on two of those Sale Purchase Agreements to supply approximately $245,100 of thermal coal to one of the third parties due to the ongoing defaults by New Lead JMEG LLC under the agreements. The third Sale Purchase Agreement was orally terminated by both parties due to the ongoing defaults by New Lead JMEG LLC under the agreement. As of December 6, 2013, the buyers of all three Sale Purchase Agreements have not initiated any actions against New Lead JMEG LLC based upon such defaults.

Commercial and Technical Ship Management Agreements

As of June 30, 2013 and December 31, 2012, the commercial and technical management services of all the Company’s owned and operated vessels were provided in-house by two wholly-owned subsidiaries Newlead Shipping and Newlead Bulkers. Outstanding balances, due to managing agents as at June 30, 2013 and December 31, 2012, relate to amounts generated prior to the termination of the agreements with the previous managers in prior periods.

(2) Contingencies

The Company is involved in various disputes and arbitration proceedings arising in the ordinary course of business. Provisions have been recognized in the financial statements for all such proceedings in which the Company believes that a liability may be probable, and for which the amounts are reasonably estimable, based upon facts known at the date the financial statements were issued. As of June 30, 2013, the Company has provided in respect of all claims an amount equal to $3,461 ($3,454 as of December 31, 2012). Other than those listed in Note 21 of the Company's consolidated financial statements for the year ended December 31, 2012 included in the Company's Annual Report, there are no material legal proceedings to which the Company is a party other than routine litigation incidental to the Company’s business.

The Company accrues for the cost of environmental liabilities when management becomes aware that a liability is probable and is able to reasonably estimate the probable exposure. Currently, management is not aware of any such claims or contingent liabilities, which should be disclosed, or for which a provision should be established in the accompanying consolidated financial statements. The Company’s protection and indemnity (P&I) insurance coverage for pollution is $1,000,000 per vessel per incident.